Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 98,818	$ 107,669
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,494	191,484
Accumulated amortization	(102,231)	(93,370)
Intangible assets	89,263	98,114	$ 107,983	$ 119,344
Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	(40,786)	(38,205)
Intangible assets	7,377	9,958
Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,748	67,738
Accumulated amortization	(52,661)	(47,867)
Intangible assets	15,087	19,871
Definite-lived intangible assets | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	(8,784)	(7,298)
Intangible assets	$ 66,799	68,285
Estimated useful life of intangible assets	100 years
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	9,555	9,555
Indefinite-lived intangible assets | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	9,555	9,555
Total intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	201,049	201,039
Accumulated amortization	(102,231)	(93,370)
Intangible assets	$ 98,818	$ 107,669	$ 117,538	$ 128,899
Minimum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years